Victory Capital Growth Fund Expense Example - Victory Capital Growth Fund	Apr. 30, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	507
Expense Example, with Redemption, 5 Years	925
Expense Example, with Redemption, 10 Years	$ 2,090